Income Taxes (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal
Current		$ 800,905
Deferred	(53,469)	(227,143)
State
Current
Deferred
Change in valuation allowance	(53,469)	(227,143)
Income tax provision		800,905
Change in valuation allowances	$ 53,469	227,143
Southland Holdings [Member]
Federal
Current		9,079,000	$ 7,481,000	$ 6,725,000
Deferred		(499,000)	18,330,000	(12,499,000)
State
Current		4,493,000	1,125,000	2,907,000
Change in valuation allowance		(369,000)	18,706,000	(13,063,000)
Income tax provision		(13,290,000)	(10,945,000)	(9,406,000)
Statutory rate		15,947,000	11,020,000	8,307,000
Untaxable earnings		(2,115,000)	12,073,000	(320,000)
State income taxes - net of federal benefit		77,000	3,911,000	(457,000)
Change in valuation allowances		369,000	(18,706,000)	13,063,000
Effect of foreign tax credits		(2,493,000)	(327,000)	4,358,000
Effect of uncertain tax positions		1,355,000	2,709,000
Ratable allocation related to acquisition				(19,608,000)
Prior year true-ups		196,000		5,191,000
Effect of GILTI Inclusion		3,863,000
Effect of deferred true-ups		(3,572,000)
Other		(337,000)	265,000	(1,128,000)
Income tax expense		$ 13,290,000	$ 10,945,000	$ 9,406,000